FINANCING AND FINANCIAL INSTRUMENTS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in liabilities arising from financing activities [abstract]
Proceeds from long-term debt	$ 3,893	$ 147	$ 323
Payments of long-term debt	0	(2,332)	(1,645)
Proceeds from short-term debt	434	287	430
Payments of short-term debt	(1,044)	(1,664)	(1,503)
Payments of principal portion of lease liabilities (note 7)	(185)	(199)
Long-term debt, net of current portion
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	6,488	9,815
Proceeds from long-term debt	3,893	147
Payments of long-term debt	0	(2,332)
Amortized cost	2	4
Current portion of long-term debt	(1,566)	(1,025)
Payments of principal portion of lease liabilities (note 7)	(10)	(8)
Additions to lease liabilities (notes 5.2 and 7)	318	289
Unrealized foreign exchange effects and other movements	(58)	(402)
Liabilities arising from financing activities, ending balance	9,067	6,488	9,815
Short-term debt and current portion of long term debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	1,913	2,507
Amortized cost	2	10
Proceeds from short-term debt	434	287
Payments of short-term debt	(1,044)	(1,664)
Current portion of long-term debt	1,566	1,025
Payments of principal portion of lease liabilities (note 7)	(175)	(191)
Additions to lease liabilities (notes 5.2 and 7)	100	24
Unrealized foreign exchange effects and other movements	(213)	(85)
Liabilities arising from financing activities, ending balance	$ 2,583	$ 1,913	$ 2,507